Trade and Other Receivables	12 Months Ended
Dec. 31, 2024
Trade and Other Receivables [Abstract]
Trade and other receivables
7.	Trade and other receivables

(a)	This caption was made up as follows:

	Current		Non-current
	2024	2023	2024	2023
	S/(000)	S/(000)	S/(000)	S/(000)

Trade receivables (b)	95,419	83,840	-	-
Contract asset (d)	26,701	-	-	-
Other accounts receivable	8,613	13,179	-	-
Accounts receivable from Parent company and affiliates, note 22	1,969	1,973	-	-
Interest receivable	963	1,091	-	-
Loans to employees	910	1,061	-	-
Funds restricted to tax payments	393	1,322	-
Other receivables from sale of fixed assets	139	82	-	-
Loans granted	-	1,014	-	-
Allowance for expected credit losses (e) and (f)	(11,486)	(9,014)	-	-
Financial assets classified as receivables (f)	123,621	94,548	-	-
Value-added tax credit	7,547	5,140	643	1,193
Claim to the SUNAT (c)	-	-	29,559	29,559
Other accounts receivable	-	-	13,022	12,645
Tax refund receivable	-	-	9,034	9,034
Allowance for expected credit losses (e)	-	-	(9,034)	(9,034)
Non-financial assets classified as receivables	7,547	5,140	43,224	43,397
	131,168	99,688	43,224	43,397

(b)	Trade account receivables presented net of discounts and bonuses, have current maturity (30 to 90 days) and those overdue bear interest.
(c)	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.

Pursuant to this, the Company initiated two legal proceedings: (i) a constitutional process to denounce the repression of homogeneous harmful acts, filed on March 31, 2021; and, (ii) a contentious-administrative claim filed before the ordinary court, the object of which was the annulment and return of securities, filed on June 22, 2021.

To date, both processes have culminated with resolutions favorable to the Company's claim and it is noted that, with respect to the two aforementioned processes, the resolution issued by virtue of the Constitutional Court's Order, dated December 16, 2024, declares the constitutional grievance appeal well-founded and consequently the respective RTF void and orders the Tax Court to comply with the issuance of new resolutions complying with the judgment issued in STC 1043-2013-PA/TC regarding the calculation also applying to previous years, such as 2008 and 2009.

As a consequence of said administrative ruling, it is appropriate for SUNAT, either directly or through enforcement, to proceed with the return of the amounts paid by the Company amounting to S/29,559,000, since this constitutes a direct effect of the execution of the mandate ordered by the Constitutional Court. To date, we are awaiting the aforementioned refund and the Company is taking the corresponding legal actions for the recovery of said payments, which, in the opinion of Management and its external legal advisors, has a very high probability of obtaining a favorable result.

(d)	It corresponds mainly to paving services whose recognition is carried out according to the provisions of note 2.3.13.

(e)	The movement of the allowance for expected credit losses is as follows:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)

Opening balance	18,048	16,467	14,573
Additions, note 19	2,751	1,707	1,972
Recoveries	(279)	(126)	(78)

Ending balance	20,520	18,048	16,467

As of December 31, 2024, the additions include S/2,751,000 related to the provision for expected credit losses for trade receivables (S/1,707,000 as of December 31, 2023), which are presented in the caption "selling and distribution expenses” on the consolidated statement of profit and loss, see note 19.

(f)	The aging analysis of trade and other accounts receivable as of December 31, 2024 and 2023, is as follows:

			Past due but not impaired
As of December 31, 2024	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.5%	0.2%	2.0%	2.8%	2.6%	8.6%	82.5%
Carrying amount 2024	135,107	100,356	11,131	5,109	4,326	1,275	12,910
Expected credit loss	11,486	244	228	145	114	110	10,645

			Past due but not impaired
As of December 31, 2023	Total	Neither past due nor impaired	< 30 days	30-60 days	61-90 days	91-120 days	> 120 days
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Expected credit loss rate	8.7%	0.2%	1.0%	0.8%	7.6%	20.5%	64.4%
Carrying amount 2023	103,562	62,120	20,566	4,525	2,435	1,195	12,721
Expected credit loss	9,014	147	206	37	186	245	8,193